Commitments - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges and Pushboats (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Charter-in Vessels, barges and pushboats in operation
Operating Leased Assets [Line Items]
June 30, 2019	$ 119,315
June 30, 2020	104,243
June 30, 2021	78,832
June 30, 2022	54,222
June 30, 2023	39,072
June 30, 2024 and thereafter	59,035
Total	454,719
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
June 30, 2019	4,306
June 30, 2020	13,693
June 30, 2021	17,156
June 30, 2022	16,944
June 30, 2023	16,706
June 30, 2024 and thereafter	53,440
Total	$ 122,245